Fair Value (Assets and Liabilities Measured at Fair Value by Level on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Assets
Trading derivative assets	¥ 20,748,000	¥ 15,351,000
Available-for-sale debt securities	30,413,168	31,422,967
Equity securities	4,633,194	6,132,369
Liabilities
Trading derivative liabilities	20,995,000	16,360,000
Obligation to return securities received as collateral	6,046,755	7,222,728
Interest rate contracts
Assets
Trading derivative assets	14,896,000	9,505,000
Liabilities
Trading derivative liabilities	16,071,000	10,696,000
Foreign exchange contracts
Assets
Trading derivative assets	5,625,000	5,657,000
Liabilities
Trading derivative liabilities	4,908,000	5,536,000
Equity contracts
Assets
Trading derivative assets	146,000	123,000
Liabilities
Trading derivative liabilities	62,000	158,000
Commodity contracts
Assets
Trading derivative assets	20,000	19,000
Liabilities
Trading derivative liabilities	20,000	18,000
Credit derivatives
Assets
Trading derivative assets	51,000	47,000
Liabilities
Trading derivative liabilities	53,000	62,000
Other
Assets
Trading derivative assets	10,000	0
Liabilities
Trading derivative liabilities	(119,000)	(110,000)
Japanese national government and Japanese government agency bonds
Assets
Available-for-sale debt securities	22,083,857	23,167,400
Japanese prefectural and municipal bonds
Assets
Available-for-sale debt securities	309,998	1,045,991
Foreign government and official institution bonds
Assets
Available-for-sale debt securities	4,078,469	3,302,551
Corporate bonds
Assets
Available-for-sale debt securities	903,883	1,026,468
Residential mortgage-backed securities
Assets
Available-for-sale debt securities	1,122,251	1,229,525
Asset-backed securities
Assets
Available-for-sale debt securities	1,412,151	1,247,146
Other debt securities
Assets
Available-for-sale debt securities	502,559	403,886
Fair value, recurring measurements
Assets
Trading account assets:	38,377,502	34,132,182
Trading derivative assets	20,733,927	15,341,224
Loans held for sale	28,447	31,542
Available-for-sale debt securities	30,413,168	31,422,967
Equity securities	3,932,750	5,558,620
Other	2,739,166	2,481,221
Total	96,224,960	88,967,756
Liabilities
Trading securities sold, not yet purchased	392,105	108,213
Trading derivative liabilities	21,110,807	16,471,309
Obligation to return securities received as collateral	6,046,755	7,222,728
Other	217,874	196,135
Total	27,767,541	23,998,385
Fair value, recurring measurements | Equity securities
Assets
Trading account assets:	3,611,256	3,495,941
Liabilities
Investment securities valued at net asset value	264,458	277,252
Unfunded commitments	134,429	276,433
Fair value, recurring measurements | Level 1
Assets
Trading account assets:	20,407,859	18,626,261
Trading derivative assets	58,729	90,334
Loans held for sale	0	0
Available-for-sale debt securities	23,867,794	23,569,981
Equity securities	3,779,986	5,400,634
Other	973,130	1,175,125
Total	49,087,498	48,862,335
Liabilities
Trading securities sold, not yet purchased	389,643	103,705
Trading derivative liabilities	48,534	117,567
Obligation to return securities received as collateral	5,754,639	6,955,707
Other	0	0
Total	6,192,816	7,176,979
Fair value, recurring measurements | Level 1 | Equity securities
Assets
Trading account assets:	2,660,196	2,168,339
Fair value, recurring measurements | Level 2
Assets
Trading account assets:	15,222,947	13,463,967
Trading derivative assets	20,597,301	15,099,648
Loans held for sale	28,447	31,542
Available-for-sale debt securities	6,347,624	7,648,181
Equity securities	52,002	70,172
Other	1,757,936	1,226,942
Total	44,006,257	37,540,452
Liabilities
Trading securities sold, not yet purchased	2,462	4,508
Trading derivative liabilities	20,995,246	16,261,406
Obligation to return securities received as collateral	292,116	195,622
Other	267,202	189,649
Total	21,557,026	16,651,185
Fair value, recurring measurements | Level 2 | Equity securities
Assets
Trading account assets:	808,437	1,175,350
Fair value, recurring measurements | Level 3
Assets
Trading account assets:	2,746,696	2,041,954
Trading derivative assets	77,897	151,242
Loans held for sale	0	0
Available-for-sale debt securities	197,750	204,805
Equity securities	100,762	87,814
Other	8,100	79,154
Total	3,131,205	2,564,969
Liabilities
Trading securities sold, not yet purchased	0	0
Trading derivative liabilities	67,027	92,336
Obligation to return securities received as collateral	0	71,399
Other	(49,328)	6,486
Total	17,699	170,221
Fair value, recurring measurements | Level 3 | Equity securities
Assets
Trading account assets:	142,623	152,252
Fair value, recurring measurements | Japanese national government and Japanese government agency bonds
Assets
Available-for-sale debt securities	22,083,857	23,167,400
Fair value, recurring measurements | Japanese national government and Japanese government agency bonds | Debt securities
Assets
Trading account assets:	6,895,255	6,673,973
Fair value, recurring measurements | Japanese national government and Japanese government agency bonds | Level 1
Assets
Available-for-sale debt securities	21,152,903	21,336,860
Fair value, recurring measurements | Japanese national government and Japanese government agency bonds | Level 1 | Debt securities
Assets
Trading account assets:	6,140,726	6,278,228
Fair value, recurring measurements | Japanese national government and Japanese government agency bonds | Level 2
Assets
Available-for-sale debt securities	930,954	1,830,540
Fair value, recurring measurements | Japanese national government and Japanese government agency bonds | Level 2 | Debt securities
Assets
Trading account assets:	754,529	395,745
Fair value, recurring measurements | Japanese national government and Japanese government agency bonds | Level 3
Assets
Available-for-sale debt securities	0	0
Fair value, recurring measurements | Japanese national government and Japanese government agency bonds | Level 3 | Debt securities
Assets
Trading account assets:	0	0
Fair value, recurring measurements | Japanese prefectural and municipal bonds
Assets
Available-for-sale debt securities	309,998	1,045,991
Fair value, recurring measurements | Japanese prefectural and municipal bonds | Debt securities
Assets
Trading account assets:	288,472	91,683
Fair value, recurring measurements | Japanese prefectural and municipal bonds | Level 1
Assets
Available-for-sale debt securities	0	0
Fair value, recurring measurements | Japanese prefectural and municipal bonds | Level 1 | Debt securities
Assets
Trading account assets:	0	0
Fair value, recurring measurements | Japanese prefectural and municipal bonds | Level 2
Assets
Available-for-sale debt securities	309,998	1,045,991
Fair value, recurring measurements | Japanese prefectural and municipal bonds | Level 2 | Debt securities
Assets
Trading account assets:	288,472	91,683
Fair value, recurring measurements | Japanese prefectural and municipal bonds | Level 3
Assets
Available-for-sale debt securities	0	0
Fair value, recurring measurements | Japanese prefectural and municipal bonds | Level 3 | Debt securities
Assets
Trading account assets:	0	0
Fair value, recurring measurements | Foreign government and official institution bonds
Assets
Available-for-sale debt securities	4,078,469	3,302,551
Fair value, recurring measurements | Foreign government and official institution bonds | Debt securities
Assets
Trading account assets:	12,376,957	10,839,573
Fair value, recurring measurements | Foreign government and official institution bonds | Level 1
Assets
Available-for-sale debt securities	2,714,891	2,233,121
Fair value, recurring measurements | Foreign government and official institution bonds | Level 1 | Debt securities
Assets
Trading account assets:	11,602,182	10,170,757
Fair value, recurring measurements | Foreign government and official institution bonds | Level 2
Assets
Available-for-sale debt securities	1,363,578	1,069,430
Fair value, recurring measurements | Foreign government and official institution bonds | Level 2 | Debt securities
Assets
Trading account assets:	774,775	668,715
Fair value, recurring measurements | Foreign government and official institution bonds | Level 3
Assets
Available-for-sale debt securities	0	0
Fair value, recurring measurements | Foreign government and official institution bonds | Level 3 | Debt securities
Assets
Trading account assets:	0	101
Fair value, recurring measurements | Corporate bonds
Assets
Available-for-sale debt securities	903,883	1,026,468
Fair value, recurring measurements | Corporate bonds | Debt securities
Assets
Trading account assets:	2,897,938	2,732,894
Fair value, recurring measurements | Corporate bonds | Level 1
Assets
Available-for-sale debt securities	0	0
Fair value, recurring measurements | Corporate bonds | Level 1 | Debt securities
Assets
Trading account assets:	4,755	8,937
Fair value, recurring measurements | Corporate bonds | Level 2
Assets
Available-for-sale debt securities	898,304	1,021,296
Fair value, recurring measurements | Corporate bonds | Level 2 | Debt securities
Assets
Trading account assets:	2,717,719	2,723,957
Fair value, recurring measurements | Corporate bonds | Level 3
Assets
Available-for-sale debt securities	5,579	5,172
Fair value, recurring measurements | Corporate bonds | Level 3 | Debt securities
Assets
Trading account assets:	175,464	0
Fair value, recurring measurements | Residential mortgage-backed securities
Assets
Available-for-sale debt securities	1,122,251	1,229,525
Fair value, recurring measurements | Residential mortgage-backed securities | Debt securities
Assets
Trading account assets:	7,313,220	5,422,286
Fair value, recurring measurements | Residential mortgage-backed securities | Level 1
Assets
Available-for-sale debt securities	0	0
Fair value, recurring measurements | Residential mortgage-backed securities | Level 1 | Debt securities
Assets
Trading account assets:	0	0
Fair value, recurring measurements | Residential mortgage-backed securities | Level 2
Assets
Available-for-sale debt securities	1,122,236	1,229,510
Fair value, recurring measurements | Residential mortgage-backed securities | Level 2 | Debt securities
Assets
Trading account assets:	7,313,220	5,422,286
Fair value, recurring measurements | Residential mortgage-backed securities | Level 3
Assets
Available-for-sale debt securities	15	15
Fair value, recurring measurements | Residential mortgage-backed securities | Level 3 | Debt securities
Assets
Trading account assets:	0	0
Fair value, recurring measurements | Asset-backed securities
Assets
Available-for-sale debt securities	1,412,151	1,247,146
Fair value, recurring measurements | Asset-backed securities | Debt securities
Assets
Trading account assets:	3,096,186	2,726,946
Fair value, recurring measurements | Asset-backed securities | Level 1
Assets
Available-for-sale debt securities	0	0
Fair value, recurring measurements | Asset-backed securities | Level 1 | Debt securities
Assets
Trading account assets:	0	0
Fair value, recurring measurements | Asset-backed securities | Level 2
Assets
Available-for-sale debt securities	1,269,867	1,114,195
Fair value, recurring measurements | Asset-backed securities | Level 2 | Debt securities
Assets
Trading account assets:	1,279,679	1,374,191
Fair value, recurring measurements | Asset-backed securities | Level 3
Assets
Available-for-sale debt securities	142,284	132,951
Fair value, recurring measurements | Asset-backed securities | Level 3 | Debt securities
Assets
Trading account assets:	1,816,507	1,352,755
Fair value, recurring measurements | Other debt securities
Assets
Available-for-sale debt securities	502,559	403,886
Fair value, recurring measurements | Other debt securities | Debt securities
Assets
Trading account assets:	673,680	539,445
Fair value, recurring measurements | Other debt securities | Level 1
Assets
Available-for-sale debt securities	0	0
Fair value, recurring measurements | Other debt securities | Level 1 | Debt securities
Assets
Trading account assets:	0	0
Fair value, recurring measurements | Other debt securities | Level 2
Assets
Available-for-sale debt securities	452,687	337,219
Fair value, recurring measurements | Other debt securities | Level 2 | Debt securities
Assets
Trading account assets:	61,578	2,599
Fair value, recurring measurements | Other debt securities | Level 3
Assets
Available-for-sale debt securities	49,872	66,667
Fair value, recurring measurements | Other debt securities | Level 3 | Debt securities
Assets
Trading account assets:	612,102	536,846
Fair value, recurring measurements | Commercial paper | Debt securities
Assets
Trading account assets:	1,224,538	1,609,441
Fair value, recurring measurements | Commercial paper | Level 1 | Debt securities
Assets
Trading account assets:	0	0
Fair value, recurring measurements | Commercial paper | Level 2 | Debt securities
Assets
Trading account assets:	1,224,538	1,609,441
Fair value, recurring measurements | Commercial paper | Level 3 | Debt securities
Assets
Trading account assets:	0	0
Fair value, recurring measurements | Interest rate contracts
Assets
Trading derivative assets	14,895,681	9,505,212
Liabilities
Trading derivative liabilities	16,070,936	10,696,351
Fair value, recurring measurements | Interest rate contracts | Level 1
Assets
Trading derivative assets	12,565	14,143
Liabilities
Trading derivative liabilities	28,532	30,997
Fair value, recurring measurements | Interest rate contracts | Level 2
Assets
Trading derivative assets	14,860,818	9,381,056
Liabilities
Trading derivative liabilities	15,998,172	10,594,827
Fair value, recurring measurements | Interest rate contracts | Level 3
Assets
Trading derivative assets	22,298	110,013
Liabilities
Trading derivative liabilities	44,232	70,527
Fair value, recurring measurements | Foreign exchange contracts
Assets
Trading derivative assets	5,620,801	5,646,664
Liabilities
Trading derivative liabilities	4,904,908	5,535,644
Fair value, recurring measurements | Foreign exchange contracts | Level 1
Assets
Trading derivative assets	1,416	10,473
Liabilities
Trading derivative liabilities	2,197	954
Fair value, recurring measurements | Foreign exchange contracts | Level 2
Assets
Trading derivative assets	5,592,040	5,623,544
Liabilities
Trading derivative liabilities	4,900,685	5,532,241
Fair value, recurring measurements | Foreign exchange contracts | Level 3
Assets
Trading derivative assets	27,345	12,647
Liabilities
Trading derivative liabilities	2,026	2,449
Fair value, recurring measurements | Equity contracts
Assets
Trading derivative assets	145,997	122,971
Liabilities
Trading derivative liabilities	61,630	158,342
Fair value, recurring measurements | Equity contracts | Level 1
Assets
Trading derivative assets	44,748	65,718
Liabilities
Trading derivative liabilities	17,805	85,616
Fair value, recurring measurements | Equity contracts | Level 2
Assets
Trading derivative assets	94,288	48,606
Liabilities
Trading derivative liabilities	43,467	72,337
Fair value, recurring measurements | Equity contracts | Level 3
Assets
Trading derivative assets	6,961	8,647
Liabilities
Trading derivative liabilities	358	389
Fair value, recurring measurements | Commodity contracts
Assets
Trading derivative assets	20,185	18,673
Liabilities
Trading derivative liabilities	19,927	18,327
Fair value, recurring measurements | Commodity contracts | Level 1
Assets
Trading derivative assets	0	0
Liabilities
Trading derivative liabilities	0	0
Fair value, recurring measurements | Commodity contracts | Level 2
Assets
Trading derivative assets	293	391
Liabilities
Trading derivative liabilities	1	0
Fair value, recurring measurements | Commodity contracts | Level 3
Assets
Trading derivative assets	19,892	18,282
Liabilities
Trading derivative liabilities	19,926	18,327
Fair value, recurring measurements | Credit derivatives
Assets
Trading derivative assets	50,618	47,195
Liabilities
Trading derivative liabilities	53,351	62,487
Fair value, recurring measurements | Credit derivatives | Level 1
Assets
Trading derivative assets	0	0
Liabilities
Trading derivative liabilities	0	0
Fair value, recurring measurements | Credit derivatives | Level 2
Assets
Trading derivative assets	49,861	46,047
Liabilities
Trading derivative liabilities	52,921	61,999
Fair value, recurring measurements | Credit derivatives | Level 3
Assets
Trading derivative assets	757	1,148
Liabilities
Trading derivative liabilities	430	488
Fair value, recurring measurements | Other
Assets
Trading derivative assets	645	509
Liabilities
Trading derivative liabilities	55	158
Fair value, recurring measurements | Other | Level 1
Assets
Trading derivative assets	0	0
Liabilities
Trading derivative liabilities	0	0
Fair value, recurring measurements | Other | Level 2
Assets
Trading derivative assets	1	4
Liabilities
Trading derivative liabilities	0	2
Fair value, recurring measurements | Other | Level 3
Assets
Trading derivative assets	644	505
Liabilities
Trading derivative liabilities	55	156
Fair value, recurring measurements | Marketable equity securities
Assets
Equity securities	3,831,988	5,470,806
Fair value, recurring measurements | Marketable equity securities | Level 1
Assets
Equity securities	3,779,986	5,400,634
Fair value, recurring measurements | Marketable equity securities | Level 2
Assets
Equity securities	52,002	70,172
Fair value, recurring measurements | Marketable equity securities | Level 3
Assets
Equity securities	0	0
Fair value, recurring measurements | Nonmarketable equity securities
Assets
Equity securities	100,762	87,814
Fair value, recurring measurements | Nonmarketable equity securities | Real estate funds
Liabilities
Investment securities valued at net asset value	37,207	40,477
Unfunded commitments	0	869
Fair value, recurring measurements | Nonmarketable equity securities | Private equity and other funds
Liabilities
Investment securities valued at net asset value	53,324	56,334
Unfunded commitments	13,650	250
Fair value, recurring measurements | Nonmarketable equity securities | Level 1
Assets
Equity securities	0	0
Fair value, recurring measurements | Nonmarketable equity securities | Level 2
Assets
Equity securities	0	0
Fair value, recurring measurements | Nonmarketable equity securities | Level 3
Assets
Equity securities	¥ 100,762	¥ 87,814